Condensed Financial Information of the Parent Company (Unaudited)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company (Unaudited) [Abstract]
Condensed financial information of the parent company (unaudited)

Note 24 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

PARENT COMPANY BALANCE SHEETS

	December 31, 2023	December 31, 2022
ASSETS
CURRENT ASSETS:
Cash	$1,047,028	$1,139,015
Prepayments	222,556	222,556
Amount due from related parties	14,160,256	14,080,100
Total current assets	15,429,840	15,441,671

NON-CURRENT ASSET
Investment in subsidiaries and VIEs	45,909,984	43,791,004
Net assets held for sale		10,367,104
Total assets	$61,339,824	$69,599,779

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$16,782,871	$21,497,787

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 27,529,372 and 22,960,277 shares issued and outstanding as of December 31, 2023 and 2022, respectively	27,529	22,960
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	41,220,949	41,734,546
Statutory reserves	890,021	1,036,841
Retained earnings	4,901,797	7,704,538
Accumulated other comprehensive (loss) income	(1,636,257)	(1,549,807)
Total shareholders’ equity	44,556,953	48,101,992

Total liabilities and shareholders’ equity	$61,339,824	$69,599,779

PARENT COMPANY STATEMENT OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

	For the Year Ended December 31,
	2023	2022	2021
INCOME (LOSS) OF SUBSIDIARIES	$869,028	$370,919	$(490,484)

COSTS AND EXPENSES
General and Administrative expenses	503,937	429,246	447,929
Total costs and expenses	503,937	429,246	447,929

INCOME (LOSS) FROM OPERATION	365,091	(58,327)	(938,413)

INCOME (LOSS) BEFORE INCOME TAXES	365,091	(58,327)	(938,413)

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME (LOSS)	365,091	(58,327)	(938,413)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(86,450)	(1,409,431)	(640,974)
COMPREHENSIVE INCOME (LOSS)	$278,641	$(1,467,758)	$(1,579,387)

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the Year Ended December 31,
	2023	2022	2021
Cash flows from operating activities:
Net income (loss)	$365,091	$(58,327)	$(938,413)
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(869,028)	(370,919)	490,484
Prepayments	-	(1,940,031)	(4,400,661)
Net cash provided by (used in) operating activities	(503,937)	(2,369,277)	(4,848,590)

Cash flows from financing activities:
Amounts advanced from (paid to) related parties	498,401	429,245	(10,556,693)
Proceeds from private placement	-		18,465,009
Net cash provided by (used in) financing activities	498,401	429,245	7,908,316

Effect of exchange rate change on cash	(86,450)	-	2,444

Net (decrease) increase in cash	(91,986)	(1,940,032)	3,062,170
Cash at beginning of the year	1,139,014	3,079,046	16,876
Cash at end of the year	$1,047,028	$1,139,014	$3,079,046